Jennifer L. Butler Secretary The American Funds Tax-Exempt Series I (202) 945-6339 jenb@capgroup.com

October 7, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The American Funds Tax-Exempt Series I
File Nos. 033-5270 and 811-4653

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on September 30, 2013 of Registrant’s Post-Effective Amendment No. 40 under the Securities Act of 1933 and Amendment No. 39 under the Investment Company Act of 1940.

Sincerely,

/s/Jennifer L. Butler

Jennifer L. Butler

Secretary